SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ILS (₪) ₪ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized | ₪				₪ 20,000,000
Common Stock, Shares Authorized | shares				200,000,000	200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share | ₪ / shares				₪ 0.1		₪ 0.1
Intrinsic value of options outstanding | $			$ 10		$ 1		$ 0
Intrinsic value of options exercisable | $			10		1		1
Intrinsic value of options vested and expected to vest | $			10		$ 1		$ 0
Intrinsic value of options exercised | $	$ 0	$ 93	$ 93
Stock options vested during period | shares	0
Weighted average remaining contractual life of options outstanding	8 months 4 days
Weighted-average remaining contractual life of exercisable options	8 months 4 days
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, recognition period	1 year 7 months 20 days
Shares available for future issuance | shares				13,023	13,023
Vesting period for plan	4 years
Options, expiration period	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $					$ 6,026
Unrecognized compensation cost, recognition period	1 year 7 months 20 days
Granted | shares	2,531,837	1,330,500
Restricted Stock Units (RSUs) [Member] | 2016 option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	2,531,837	1,330,500
Restricted Stock Units (RSUs) [Member] | 2016 option plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	1 year
Restricted Stock Units (RSUs) [Member] | 2016 option plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years